Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income	$ (44,717)	$ 10,133	$ (46,887)	$ 31,360	$ 29,709
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of debt issuance costs	30		19
Depreciation and amortization	3,044	2,241	10,530	8,651	7,237
Other	45		23	260	119
Change in fair value of warrants	51,845		82,063
Deferred rent	1,831	1,578	2,999	2,468	1,495
Stock based compensation	1,092		1,381
Deferred compensation expense		1,160	3,897	1,415	450
Deferred income taxes	(281)		(2,550)
Changes in operating assets and liabilities:
Trade receivables	(273)	(379)	(270)	208	(200)
Inventories	(2,190)	1,816	(280)	(8,386)	(9,016)
Prepaid expenses and other current assets	(568)	368	(1,952)	53	(265)
Prepaid inventory			(2,741)	(439)	(823)
Accrued interest	149		349
Accounts payable	446	2,930	1,121	(1,890)	3,442
Income tax receivable	4,211		(2,529)
Accrued expenses and other liabilities	3,596	1,149	2,049	1,022	313
Net cash provided by operating activities	18,260	19,836	47,222	34,722	32,461
Cash Flows From Investing Activities
Change in value of life insurance policy			(11)
Purchases of property, plant and equipment	(11,143)	(6,468)	(29,053)	(18,561)	(14,395)
Proceeds from the sale of property, plant and equipment					19
Net cash used in investing activities	(11,143)	(6,468)	(29,064)	(18,561)	(14,376)
Cash Flows From Financing Activities
Payments on promissory notes			(69,771)
Repayments of long-term debt and capital lease obligations	(6,058)	(100)	(2,628)	(729)	(514)
Distributions to members of Tile Shop LLC		(4,193)	(26,306)	(21,744)	(22,783)
Repurchase of warrants	(30,108)
Redemption of common units				(1,485)
Proceeds from exercise of warrants	41,821		4,001
Cash received in merger with JWC Acquisition Corp			62,904
Proceeds from issuance of common shares to JWC Acquisition Corp's shareholders			15,000
Payment to members of Tile Shop LLC for contribution			(75,000)
Expenses for business combination			(2,463)
Advances on line of credit			72,600		1,522
Payment towards special cash distribution units			(300)	(300)	(300)
Receipt on note from member			1,205	263	257
Debt issuance costs			(594)
Security deposit	4		(102)
Net cash used in financing activities	5,659	(4,293)	(21,454)	(23,995)	(21,818)
Net change in cash	12,776	9,075	(3,296)	(7,834)	(3,733)
Cash and cash equivalents beginning of period	2,987	6,283	6,283	14,117	17,850
Cash and cash equivalents end of period	15,763	15,358	2,987	6,283	14,117
Non cash items
Reclassification of warrants from liability to equity	110,002
Increase in other assets for exercise of warrants	3,332
Purchases of property, plant and equipment included in accounts payable and accrued expenses	$ 1,455